Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 4.8%
Cars.com, Inc. (a)	2,429,323	$43,533,468
Scholastic Corp. (b)	797,723	15,483,803
TEGNA, Inc.	8,669,718	157,962,262
YELP, Inc. (a)	2,071,266	82,726,364
Ziff Davis, Inc. (a)(b)	1,188,702	64,059,151
		363,765,048

Consumer Discretionary - 20.4%
Academy Sports & Outdoors, Inc. (b)	2,489,931	130,248,291
Adient PLC (a)	4,508,140	78,576,880
Buckle, Inc. (b)	1,136,737	54,120,049
Carter's, Inc.	1,567,038	84,494,689
Ethan Allen Interiors, Inc. (b)	725,045	22,490,896
Etsy, Inc. (a)	2,717,626	149,224,844
G-III Apparel Group Ltd. (a)	2,642,490	82,498,538
Guess?, Inc. (b)	2,926,656	37,783,129
Hanesbrands, Inc. (a)	15,542,611	126,206,001
Helen of Troy Ltd. (a)(b)	864,335	53,398,616
Kontoor Brands, Inc.	1,675,719	153,914,790
LCI Industries	972,322	101,889,622
Leggett & Platt, Inc.	6,880,179	72,654,690
Monro, Inc. (b)	1,108,342	21,767,837
Perdoceo Education Corp.	1,753,583	50,468,119
Signet Jewelers Ltd. (b)	1,539,661	91,194,121
Steven Madden Ltd. (b)	1,608,086	66,011,930
Tri Pointe Homes, Inc. (a)	3,068,005	113,086,664
Wolverine World Wide, Inc. (b)	2,730,111	60,963,379
		1,550,993,085

Consumer Staples - 4.3%
Andersons, Inc.	1,245,920	50,771,240
Cal-Maine Foods, Inc. (b)	1,138,868	122,883,857
Central Garden & Pet Co. (a)(b)	2,690,648	98,181,746
Fresh Del Monte Produce, Inc.	1,217,924	37,134,503
USANA Health Sciences, Inc. (a)	563,620	18,357,103
		327,328,449

Energy - 14.8%
Core Natural Resources, Inc. (b)	1,045,014	94,406,548
Crescent Energy Co. - Class A (b)	10,978,716	165,339,463
Dorian LPG Ltd. (b)	3,881,740	93,317,029
Helix Energy Solutions Group, Inc. (a)(b)	6,141,286	49,253,114
Liberty Energy, Inc. (b)	5,983,363	109,555,376
Par Pacific Holdings, Inc. (a)	2,974,794	49,738,556
Patterson-UTI Energy, Inc.	20,764,053	167,565,908
Peabody Energy Corp. (b)	7,286,157	132,243,749
RPC, Inc. (b)	7,170,944	43,957,887
SM Energy Co.	3,885,554	147,495,630
Tidewater, Inc. (a)	1,309,152	72,147,367
		1,125,020,627

Health Care - 12.6%
AdaptHealth Corp. (a)	7,546,419	81,652,254
Alkermes PLC (a)	3,247,368	102,389,513
Amphastar Pharmaceuticals, Inc. (a)	1,266,429	44,160,379
Catalyst Pharmaceuticals, Inc. (a)	2,763,453	62,343,500
Collegium Pharmaceutical, Inc. (a)	2,009,380	64,541,286
Fortrea Holdings, Inc. (a)(b)	3,457,203	58,115,582
Harmony Biosciences Holdings, Inc. (a)(b)	2,136,295	82,824,157
Innoviva, Inc. (a)(b)	2,745,207	51,170,658
Ironwood Pharmaceuticals, Inc. (a)	11,022,633	25,792,961
Pacira BioSciences, Inc. (a)	3,062,316	80,630,780
Pediatrix Medical Group, Inc. (a)	2,574,423	35,990,434
Premier, Inc. (b)	2,952,152	66,895,764
Progyny, Inc. (a)	3,450,821	79,955,523
Protagonist Therapeutics, Inc. (a)	1,753,323	66,275,609
Supernus Pharmaceuticals, Inc. (a)	1,494,510	57,344,349
		960,082,749

Industrials - 17.6%
Apogee Enterprises, Inc.	662,725	33,812,229
DNOW, Inc. (a)	5,953,577	88,589,226
Gibraltar Industries, Inc. (a)	684,554	42,011,079
GMS, Inc. (a)(b)	1,210,512	102,094,582
Granite Construction, Inc. (b)	986,756	86,972,674
Heidrick & Struggles International, Inc.	695,728	32,344,395
HNI Corp. (b)	1,291,322	64,372,402
Insteel Industries, Inc.	414,951	11,904,944
Kennametal, Inc.	2,315,830	55,464,128
Korn/Ferry International	1,220,732	86,342,374
Liquidity Services, Inc. (a)	542,116	18,784,319
Matson, Inc.	984,583	139,663,099
Quanex Building Products Corp. (b)	996,001	20,916,021
Resideo Technologies, Inc. (a)	4,980,056	112,150,861
SkyWest, Inc. (a)	1,410,415	170,547,382
Sun Country Airlines Holdings, Inc. (a)	2,009,826	34,086,649
Titan International, Inc. (a)	3,863,033	34,110,581
Vestis Corp.	7,692,846	107,545,987
Wabash National Corp. (b)	1,426,413	22,252,043
Worthington Enterprises, Inc.	1,671,962	70,055,208
		1,334,020,183

Information Technology - 18.7%
Adeia, Inc.	2,851,198	36,637,894
Axcelis Technologies, Inc. (a)	734,207	49,926,076
Benchmark Electronics, Inc.	1,595,367	68,058,356
Clear Secure, Inc. - Class A (b)	2,853,556	67,543,670
DXC Technology Co. (a)	7,473,695	162,328,655
ePlus, Inc. (a)	1,253,394	100,146,181
Insight Enterprises, Inc. (a)	1,008,793	174,268,991
Knowles Corp. (a)	2,245,138	42,500,462
NetScout Systems, Inc. (a)	1,909,577	45,524,316
PC Connection, Inc.	664,428	49,313,846
Photronics, Inc. (a)	1,890,326	43,458,595
Plexus Corp. (a)	646,259	91,581,363
Progress Software Corp. (b)	1,069,966	61,341,151
Qorvo, Inc. (a)	2,304,305	191,211,229
ScanSource, Inc. (a)	1,881,203	78,728,346
Xerox Holdings Corp. (b)	18,257,081	155,915,472
		1,418,484,603

Materials - 4.9%
Alpha Metallurgical Resources, Inc. (a)	701,258	128,449,428
Innospec, Inc.	456,524	51,746,995
SunCoke Energy, Inc.	2,414,904	22,675,949
Sylvamo Corp.	1,690,117	135,378,372
Worthington Steel, Inc.	1,247,846	36,249,926
		374,500,670

Real Estate - 0.8%
eXp World Holdings, Inc. (b)	4,960,745	56,453,277
TOTAL COMMON STOCKS (Cost $7,739,046,520)		7,510,648,691

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Real Estate - 1.0%
Innovative Industrial Properties, Inc. (b)	601,060	43,083,981
SITE Centers Corp.	2,133,073	31,953,434
		75,037,415
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $78,363,294)		75,037,415

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.49% (c)	399,641,424	399,641,424
TOTAL INVESTMENTES PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $399,641,424)		399,641,424

TOTAL INVESTMENTS - 105.2% (Cost $8,217,051,238)		7,985,327,530
Liabilities in Excess of Other Assets - (5.2)%		(390,815,607)
TOTAL NET ASSETS - 100.0%		$7,594,511,923
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $379,835,778 which represented 5.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer US Small Cap Cash Cows 100 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,510,648,691	$–	$–	$7,510,648,691
Real Estate Investment Trusts	75,037,415	–	–	75,037,415
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	399,641,424
Total Investments	$7,585,686,106	$–	$–	$7,985,327,530

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $399,641,424 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.